MoA International Fund Expense Example - MoA International Fund - MoA International Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	$ 584